Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents Balance (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 817,395	$ 111,983	¥ 836,888
Total cash, cash equivalents and restricted cash	817,395		858,136
CHINA
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	280,888	280,888	430,644	$ 430,644
UNITED STATES
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	499,843	69,535	353,106	49,855
Restricted cash			21,248	3,000
GBP
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	11,071	1,220	23,860	2,639
EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	13,120	1,743	13,920	1,771
HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,922	2,076	4,133	4,560
JPY
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,400	160,069	8,191	163,121
SGD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,151	$ 592	¥ 3,034	$ 564